December 20, 2024

VIA EDGAR

U.S. Securities and Exchange Commission 100 F

Street, NE Washington, DC 20549

Attn: Thankam Varghese

Branch Chief

Division of Investment Management Disclosure

Review and Accounting Office

Re:  The Guardian Insurance & Annuity Company

Post-effective Amendment No. 2 to the Registration Statement on Form N-4 File

No. 333-272291

Dear Ms. Varhese:

We are transmitting for filing under the Securities Act of 1933, as amended, the above-referenced Post-effective Amendment No. 2 to the Registration Statement on Form N-4.

The Amendment is being filed for the purpose of converting the Registration Statement in conformity with the amendments adopted by the Commission to Form N-4 in Release No. 33-11294; 34-100450; IC-35273; File No. S7-16-23 (“Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments”). This Amendment also includes the addition of Strategy Terms to Index Protection and Crediting Strategies currently offered.

The Company thanks the Staff for its thoughtful review of this filing. Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick D. Ivkovich

Patrick D. Ivkovich Senior Counsel

cc: Dodie Kent Timothy Graves